Note 13 - Restructuring - Summary of Restructuring and Related Costs (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Balance	$ 569	$ 691		$ 691
Charges	0	123	$ 45	123	$ 1,298	$ 19,153	$ 0
Cash payments	(234)	(245)
Balance	335	569		335		691
Cost of Sales [Member]
Charges	0		0	105	50	5,721
Research and Development Expense [Member]
Charges	0		0	0	503	941
Selling and Marketing Expense [Member]
Charges	0		45	18	558	2,079
General and Administrative Expense [Member]
Charges	0		$ 0	0	187	472
One-time Termination Benefits [Member]
Balance	200	402		402	0	0
Charges	0	18				3,224
Cash payments	(200)	(220)				(2,822)
Balance	0	200		0		402	0
One-time Termination Benefits [Member] | Cost of Sales [Member]
Charges						130
One-time Termination Benefits [Member] | Research and Development Expense [Member]
Charges						789
One-time Termination Benefits [Member] | Selling and Marketing Expense [Member]
Charges						2,011
One-time Termination Benefits [Member] | General and Administrative Expense [Member]
Charges						294
Loss on Long-Term Purchase Commitment [Member]
Balance	336	233		233	0	0
Charges	0	105				360
Cash payments	(34)	(2)				(127)
Balance	302	336		302		233	0
Loss on Long-Term Purchase Commitment [Member] | Cost of Sales [Member]
Charges						360
Loss on Long-Term Purchase Commitment [Member] | Research and Development Expense [Member]
Charges						0
Loss on Long-Term Purchase Commitment [Member] | Selling and Marketing Expense [Member]
Charges						0
Loss on Long-Term Purchase Commitment [Member] | General and Administrative Expense [Member]
Charges						0
Other Restructuring [Member]
Balance	33	56		56	$ 0	0
Charges	0	0				123
Cash payments	0	(23)				(67)
Balance	$ 33	$ 33		$ 33		56	$ 0
Other Restructuring [Member] | Cost of Sales [Member]
Charges						0
Other Restructuring [Member] | Research and Development Expense [Member]
Charges						0
Other Restructuring [Member] | Selling and Marketing Expense [Member]
Charges						0
Other Restructuring [Member] | General and Administrative Expense [Member]
Charges						$ 123